Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Classes of current inventories [abstract]
Disclosure of detailed information about inventories

	December 31,
	2018	2017
	US$ in millions
Food and beverage	$9	$8
Retail products	2	3
Ferry parts	1	2
General operating supplies and other	2	2
	$14	$15